Basis of presentation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 04, 2021
Restructuring Cost and Reserve [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Working capital	$ 27,800	$ 26,100
Cash and cash equivalents	75	381	$ 3,200
Cash Equivalents [Member]
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents	$ 100	$ 400
AMCI Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Acquired percentage				100.00%
Common stock, par value (in dollars per share)				$ 0.0001